UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Annual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a solid return for the 12 months ending June 30, 2012. The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 9.90% for the period, outpacing the 7.47% return of the taxable investment-grade debt market, as measured by the Barclays® U.S. Aggregate Bond Index. Throughout much of the period, munis, like U.S. government bonds, benefited from investors' enthusiasm for high-quality U.S. fixed-income securities as a safe haven from worldwide political uncertainty, the sovereign debt crisis in Europe and uneven global economic growth. Demand for munis was further enhanced when the fiscal health of many state issuers improved and predicted widespread municipal defaults didn't materialize. Investors' appetite for tax-advantaged investments in advance of potentially higher tax rates in 2013 also helped toward period end. Furthermore, demand was fueled by a flood of bond refinancing. As states, cities and other issuers took advantage of low interest rates to replace older, more-expensive debt with new bonds at lower interest rates, demand swelled as the proceeds from these refinanced bonds generally were reinvested in munis. Meanwhile, the supply of new muni bonds remained limited. Although overall supply rose significantly year over year, the amount of new bonds fell below the amount redeemed or refinanced, resulting in net negative new issuance for the first six months of 2012.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity® Municipal Income 2017 Fund and Fidelity Municipal Income 2021 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund: For the year, the Retail Class shares of each of the funds fell short of their respective Barclays defined-maturity benchmarks. The Municipal Income 2021 lagged due to less interest rate sensitivity, relative to its benchmark, in a generally declining interest rate environment. This was due to a sizable cash position in the fund's early growth stages, resulting from the scarcity of high-quality, non-callable bonds maturing in 2021, and fund diversification guidelines. To a much lesser extent, the shorter Defined Maturity Funds also carried larger-than-usual cash positions early in the period, resulting in a more modest drag on their performance. Conversely, each of the funds benefited from their larger-than-index weightings in some of the higher-yielding sectors of the investment-grade muni market, such as corporate-backed and health care. Generally speaking, securities with a yield advantage enjoyed better-than-average price appreciation, boosted by strong investor demand in the prevailing low interest rate environment, which translated into significant outperformance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.40	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,018.70	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,020.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,020.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,018.50	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,019.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,019.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,022.70	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,024.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,024.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Annual Report

Fidelity® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Fidelity® Municipal Income 2015 Fund	3.12%	3.22%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2015 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.2	6.8
Florida	11.6	11.5
Arizona	7.9	6.8
Texas	7.5	13.1
Michigan	6.2	2.5
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.9	33.5
Electric Utilities	12.7	11.1
Health Care	12.5	11.7
Special Tax	8.4	11.8
Transportation	7.8	4.8
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	3.0	3.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	2.7	3.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.2%	AAA 12.6%
AA,A 77.0%	AA,A 69.4%
BBB 10.6%	BBB 12.7%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 7.9%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 107,432
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	430,961
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	210,954
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,946,294
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	982,395
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	344,097
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	384,594
		4,406,727
California - 4.4%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	279,100
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	844,035
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,092,130
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	221,066
		2,436,331
Connecticut - 1.9%
Connecticut Health & Ed. Rev. (Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,079,210
Florida - 11.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,079,820
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,337
Series 2010 A1, 5% 6/1/15	150,000	164,196
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	561,425
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	406,782
Series 2009 B, 5% 6/1/15	500,000	563,115
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	$ 500,000	$ 531,885
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	814,523
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,089,330
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,117,760
		6,470,173
Georgia - 0.4%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	214,150
Hawaii - 3.0%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	541,750
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,126,540
		1,668,290
Illinois - 4.3%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	215,226
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,626,840
Series 2010, 5% 1/1/15	275,000	296,324
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	280,260
		2,418,650
Indiana - 2.4%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,550
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	224,696
		1,336,246
Massachusetts - 5.3%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	677,886
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	551,580
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	574,690
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,117,180
		2,921,336
Michigan - 6.2%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	551,385
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	$ 750,000	$ 835,298
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,000,530
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,053,503
		3,440,716
Nevada - 1.7%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	197,579
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	764,624
		962,203
New Jersey - 5.8%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	664,656
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,755,501
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	551,580
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,648
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	165,056
		3,251,441
New York - 12.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	1,085,000	1,207,714
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	803,277
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	496,830
Series 2010 E, 5% 8/1/15	200,000	225,832
Series 2011 A, 3% 8/1/15	100,000	106,852
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,302,425
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	250,024
5% 5/1/15	1,000,000	1,108,070
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,074
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	$ 500,000	$ 560,495
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	630,792
		6,798,385
North Carolina - 3.4%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	656,884
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	109,964
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,118,560
		1,885,408
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	564,895
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	276,870
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,032,340
		1,874,105
Oklahoma - 1.0%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	560,835
Pennsylvania - 5.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	278,033
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	546,480
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,321,764
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	830,678
		2,976,955
Puerto Rico - 2.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,413,822
Texas - 7.5%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	566,545
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	111,354
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	647,785
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A, 5% 7/1/15	$ 125,000	$ 139,805
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	487,626
Series 2010, 5% 5/15/15	500,000	559,280
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	554,995
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,132,430
		4,199,820
Washington - 4.6%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	382,697
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,610,906
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	562,380
		2,555,983
Wisconsin - 1.0%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	529,895
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $52,797,176)	53,400,681
NET OTHER ASSETS (LIABILITIES) - 4.2%	2,344,668
NET ASSETS - 100%	$ 55,745,349
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.9%
Electric Utilities	12.7%
Health Care	12.5%
Special Tax	8.4%
Transportation	7.8%
Water & Sewer	7.8%
Education	6.4%
Others* (Individually Less Than 5%)	7.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,797,176)		$ 53,400,681
Cash		1,599,519
Receivable for fund shares sold		77,123
Interest receivable		701,368
Other receivables		650
Total assets		55,779,341

Liabilities
Payable for fund shares redeemed	$ 36
Distributions payable	6,178
Accrued management fee	13,695
Transfer agent fee payable	13,019
Distribution and service plan fees payable	1,064
Total liabilities		33,992

Net Assets		$ 55,745,349
Net Assets consist of:
Paid in capital		$ 55,141,295
Undistributed net investment income		3,458
Accumulated undistributed net realized gain (loss) on investments		(2,909)
Net unrealized appreciation (depreciation) on investments		603,505
Net Assets		$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,044,526 ÷ 492,944 shares)	$ 10.23

Maximum offering price per share (100/97.25 of $10.23)	$ 10.52
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($46,034,203 ÷ 4,498,399 shares)	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,666,620 ÷ 456,006 shares)	$ 10.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 566,379

Expenses
Management fee	$ 107,525
Transfer agent fees	35,804
Distribution and service plan fees	10,789
Independent trustees' compensation	113
Miscellaneous	8
Total expenses before reductions	154,239
Expense reductions	(1,331)	152,908
Net investment income (loss)		413,471
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,859)
Change in net unrealized appreciation (depreciation) on investment securities		559,761
Net gain (loss)		556,902
Net increase (decrease) in net assets resulting from operations		$ 970,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 413,471	$ 8,704
Net realized gain (loss)	(2,859)	(50)
Change in net unrealized appreciation (depreciation)	559,761	43,744
Net increase (decrease) in net assets resulting from operations	970,373	52,398
Distributions to shareholders from net investment income	(410,012)	(8,705)
Share transactions - net increase (decrease)	39,131,397	16,009,898
Total increase (decrease) in net assets	39,691,758	16,053,591

Net Assets
Beginning of period	16,053,591	-
End of period (including undistributed net investment income of $3,458 and distributions in excess of net investment income of $1, respectively)	$ 55,745,349	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.095	.005
Net realized and unrealized gain (loss)	.191	.039
Total from investment operations	.286	.044
Distributions from net investment income	(.096)	(.004)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C, D	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,045	$ 3,027
Portfolio turnover rate	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.120	.007
Net realized and unrealized gain (loss)	.192	.040
Total from investment operations	.312	.047
Distributions from net investment income	(.122)	(.007)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,034	$ 10,456
Portfolio turnover rate	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.121	.007
Net realized and unrealized gain (loss)	.191	.040
Total from investment operations	.312	.047
Distributions from net investment income	(.122)	(.007)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,667	$ 2,572
Portfolio turnover rate	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Fidelity® Municipal Income 2017 Fund	6.61%	5.93%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2017 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.0	14.8
Florida	12.1	16.4
New Jersey	6.8	5.7
Texas	6.3	9.7
Illinois	6.2	4.6
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.6	32.7
Health Care	14.6	13.2
Electric Utilities	9.5	17.0
Special Tax	8.6	7.4
Education	6.8	10.5
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	4.9	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	4.2	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 4.1%	AAA 6.4%
AA,A 82.9%	AA,A 85.0%
BBB 7.0%	BBB 4.6%
Short-Term Investments and Net Other Assets 6.0%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 94.0%
	Principal Amount	Value
Arizona - 2.5%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,095
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	295,260
		892,355
California - 17.0%
California Gen. Oblig. 5% 3/1/17	215,000	249,869
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	708,924
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,101,100
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	569,940
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	291,778
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	595,110
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	586,600
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,519,937
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	347,121
		5,970,379
Connecticut - 4.7%
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	500,000	503,530
Series D, 5% 7/1/17	1,000,000	1,147,400
		1,650,930
Florida - 12.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	577,050
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	825,108
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	588,820
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,190,690
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	560,740
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	$ 250,000	$ 298,655
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	224,021
		4,265,084
Georgia - 3.0%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	233,020
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	292,110
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	510,123
		1,035,253
Illinois - 6.2%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	401,304
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	236,696
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,120,410
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	286,193
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,083
		2,162,686
Indiana - 1.4%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	500,000
Massachusetts - 6.1%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	959,344
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,196,790
		2,156,134
Michigan - 5.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,716,986
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	265,363
		1,982,349
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	583,505
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.8%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	$ 1,000,000	$ 1,125,490
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	356,841
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	326,784
Series 2011 B, 5% 6/15/17	500,000	587,265
		2,396,380
New York - 4.9%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	539,830
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	472,989
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,449
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	590,510
		1,721,778
North Carolina - 2.5%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	434,049
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	445,813
		879,862
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	107,264
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	148,945
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	655,328
		911,537
Pennsylvania - 5.0%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	343,509
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,416,415
		1,759,924
Puerto Rico - 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	278,760
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	$ 125,000	$ 146,414
Texas - 6.3%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	598,855
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	421,672
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	578,860
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	598,395
		2,197,782
Utah - 1.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	406,531
Washington - 1.6%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	281,013
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,683
		573,696
Wisconsin - 1.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	567,520
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $32,171,160)	33,038,859
NET OTHER ASSETS (LIABILITIES) - 6.0%	2,116,246
NET ASSETS - 100%	$ 35,155,105
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.6%
Health Care	14.6%
Electric Utilities	9.5%
Special Tax	8.6%
Education	6.8%
Water & Sewer	6.1%
Others (Individually Less Than 5%)	7.8%
Net Other Assets	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,171,160)		$ 33,038,859
Cash		1,642,237
Receivable for fund shares sold		118,280
Interest receivable		377,217
Other receivables		427
Total assets		35,177,020

Liabilities
Payable for fund shares redeemed	$ 26
Distributions payable	4,604
Accrued management fee	8,531
Transfer agent fee payable	7,883
Distribution and service plan fees payable	871
Total liabilities		21,915

Net Assets		$ 35,155,105
Net Assets consist of:
Paid in capital		$ 34,247,536
Undistributed net investment income		1,843
Accumulated undistributed net realized gain (loss) on investments		38,027
Net unrealized appreciation (depreciation) on investments		867,699
Net Assets		$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,985,543 ÷ 380,597 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($27,328,204 ÷ 2,609,844 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,841,358 ÷ 366,846 shares)	$ 10.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 491,439

Expenses
Management fee	$ 70,336
Transfer agent fees	23,405
Distribution and service plan fees	8,577
Independent trustees' compensation	76
Miscellaneous	5
Total expenses before reductions	102,399
Expense reductions	(918)	101,481
Net investment income (loss)		389,958
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		39,482
Change in net unrealized appreciation (depreciation) on investment securities		882,867
Net gain (loss)		922,349
Net increase (decrease) in net assets resulting from operations		$ 1,312,307

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,958	$ 15,569
Net realized gain (loss)	39,482	-
Change in net unrealized appreciation (depreciation)	882,867	(15,168)
Net increase (decrease) in net assets resulting from operations	1,312,307	401
Distributions to shareholders from net investment income	(388,113)	(15,570)
Share transactions - net increase (decrease)	22,310,865	11,934,942
Redemption fees	273	-
Total increase (decrease) in net assets	23,235,332	11,919,773

Net Assets
Beginning of period	11,919,773	-
End of period (including undistributed net investment income of $1,843 and distributions in excess of net investment income of $1, respectively)	$ 35,155,105	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.150	.012
Net realized and unrealized gain (loss)	.480	(.011)
Total from investment operations	.630	.001
Distributions from net investment income	(.150)	(.011)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C, D	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,986	$ 2,618
Portfolio turnover rate	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.176	.014
Net realized and unrealized gain (loss)	.480	(.010)
Total from investment operations	.656	.004
Distributions from net investment income	(.176)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,328	$ 6,801
Portfolio turnover rate	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.176	.015
Net realized and unrealized gain (loss)	.480	(.011)
Total from investment operations	.656	.004
Distributions from net investment income	(.176)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,841	$ 2,500
Portfolio turnover rate	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Fidelity® Municipal Income 2019 Fund	9.75%	8.38%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.4	13.0
California	9.1	8.3
Illinois	8.6	6.6
Michigan	7.4	0.0
New York	6.6	6.3
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.6	26.8
Special Tax	24.0	28.3
Health Care	11.9	12.4
Transportation	8.3	6.0
Education	5.9	7.9
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	6.9	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.9	6.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 10.1%	AAA 16.9%
AA,A 82.7%	AA,A 72.7%
BBB 3.7%	BBB 4.8%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 740,679
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	739,290
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	565,990
		2,045,959
California - 9.1%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,236,445
California Gen. Oblig. 5.5% 4/1/19	500,000	609,095
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	583,275
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	394,034
		2,822,849
Florida - 13.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,166,370
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	282,468
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	604,630
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	954,088
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	562,190
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	615,370
		4,185,116
Georgia - 0.8%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	239,640
Illinois - 8.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,177,720
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	382,346
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,128,820
		2,688,886
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.0%
Purdue Univ. Rev. Series A, 5% 7/1/19	$ 250,000	$ 305,808
Iowa - 3.1%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	965,683
Maryland - 6.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	723,405
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,170,770
		1,894,175
Massachusetts - 3.9%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,231,750
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,164,050
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19 (a)	1,000,000	1,159,620
		2,323,670
Minnesota - 4.0%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	750,723
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	490,012
		1,240,735
New Jersey - 5.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	710,760
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	576,580
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	365,964
		1,653,304
New Mexico - 2.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	737,052
New York - 6.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	615,370
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	$ 1,000,000	$ 1,212,480
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	239,814
		2,067,664
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	807,688
Pennsylvania - 6.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	116,975
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	207,522
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	949,528
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	754,366
		2,028,391
Texas - 4.8%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	304,390
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	585,290
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	615,875
		1,505,555
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	128,240
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.9%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,224,360
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $28,681,649)	30,096,525
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,079,434
NET ASSETS - 100%	$ 31,175,959
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.6%
Special Tax	24.0%
Health Care	11.9%
Transportation	8.3%
Education	5.9%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $28,681,649)		$ 30,096,525
Cash		1,822,021
Receivable for fund shares sold		43,980
Interest receivable		391,659
Other receivables		294
Total assets		32,354,479

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,155,580
Payable for fund shares redeemed	2,266
Distributions payable	3,714
Accrued management fee	7,661
Transfer agent fee payable	7,422
Distribution and service plan fees payable	1,877
Total liabilities		1,178,520

Net Assets		$ 31,175,959
Net Assets consist of:
Paid in capital		$ 29,762,090
Undistributed net investment income		2,109
Accumulated undistributed net realized gain (loss) on investments		(3,116)
Net unrealized appreciation (depreciation) on investments		1,414,876
Net Assets		$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,017,288 ÷ 844,722 shares)	$ 10.67

Maximum offering price per share (100/97.25 of $10.67)	$ 10.97
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($15,945,636 ÷ 1,493,761 shares)	$ 10.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,213,035 ÷ 582,023 shares)	$ 10.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 639,623

Expenses
Management fee	$ 70,935
Transfer agent fees	23,590
Distribution and service plan fees	17,311
Independent trustees' compensation	79
Miscellaneous	5
Total expenses before reductions	111,920
Expense reductions	(776)	111,144
Net investment income (loss)		528,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,115)
Change in net unrealized appreciation (depreciation) on investment securities		1,495,376
Net gain (loss)		1,492,261
Net increase (decrease) in net assets resulting from operations		$ 2,020,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 528,479	$ 29,107
Net realized gain (loss)	(3,115)	1,215
Change in net unrealized appreciation (depreciation)	1,495,376	(80,500)
Net increase (decrease) in net assets resulting from operations	2,020,740	(50,178)
Distributions to shareholders from net investment income	(526,282)	(29,105)
Distributions to shareholders from net realized gain	(1,306)	-
Total distributions	(527,588)	(29,105)
Share transactions - net increase (decrease)	13,574,006	16,188,006
Redemption fees	78	-
Total increase (decrease) in net assets	15,067,236	16,108,723

Net Assets
Beginning of period	16,108,723	-
End of period (including undistributed net investment income of $2,109 and undistributed net investment income of $2, respectively)	$ 31,175,959	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.215	.017
Net realized and unrealized gain (loss)	.721	(.051)
Total from investment operations	.936	(.034)
Distributions from net investment income	(.215)	(.016)
Distributions from net realized gain	(.001)	-
Total distributions	(.216)	(.016)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C, D	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.64% A
Net investment income (loss)	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,017	$ 5,092
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.242	.019
Net realized and unrealized gain (loss)	.720	(.050)
Total from investment operations	.962	(.031)
Distributions from net investment income	(.242)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,946	$ 5,967
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.241	.019
Net realized and unrealized gain (loss)	.721	(.050)
Total from investment operations	.962	(.031)
Distributions from net investment income	(.242)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,213	$ 5,050
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Fidelity® Municipal Income 2021 Fund	11.96%	10.43%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.0	9.9
New Jersey	14.0	13.6
Texas	9.6	12.6
Florida	7.7	8.0
Minnesota	5.6	7.3
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.5	41.9
Health Care	14.5	16.4
Special Tax	9.6	13.0
Education	7.8	10.4
Electric Utilities	7.8	8.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	8.9	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	7.3	7.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 5.8%	AAA 10.2%
AA,A 87.9%	AA,A 84.8%
BBB 1.6%	BBB 2.0%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Arizona - 4.7%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 697,105
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	360,579
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	613,180
		1,670,864
California - 14.0%
California Gen. Oblig. 5% 3/1/21	600,000	702,990
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	575,935
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	587,795
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,153,080
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	306,808
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	603,535
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	124,963
Series 2011 C, 5% 5/1/21 (b)	500,000	574,480
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	295,328
		4,924,914
Florida - 7.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	583,420
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	301,160
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	919,740
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	897,705
		2,702,025
Georgia - 2.3%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	306,103
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	503,059
		809,162
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.3%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 593,640
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	560,725
		1,154,365
Indiana - 1.8%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	240,742
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	375,669
		616,411
Massachusetts - 3.9%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	304,418
Series B, 5.25% 9/1/21	450,000	572,220
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	484,185
		1,360,823
Michigan - 4.0%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	583,740
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	255,340
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	586,420
		1,425,500
Minnesota - 5.6%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	596,800
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,362,500
		1,959,300
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	603,995
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	296,763
New Jersey - 14.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	778,070
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 1,180,000	$ 1,448,791
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	631,492
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,161,680
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	900,105
		4,920,138
New York - 3.7%
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	682,404
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	613,855
		1,296,259
North Carolina - 4.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	239,714
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,223,500
		1,463,214
Pennsylvania - 4.5%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	418,129
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	586,110
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	597,030
		1,601,269
South Carolina - 2.5%
Horry County School District Series 2011, 5% 3/1/21	700,000	878,136
Texas - 9.6%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	539,819
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	513,552
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	303,853
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	583,420
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	238,922
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	$ 500,000	$ 563,990
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	629,105
		3,372,661
Washington - 3.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	790,398
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	156,268
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,280
		1,242,946
Wisconsin - 3.5%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,238,080
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $31,736,948)	33,536,825
NET OTHER ASSETS (LIABILITIES) - 4.7%	1,650,483
NET ASSETS - 100%	$ 35,187,308
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.5%
Health Care	14.5%
Special Tax	9.6%
Education	7.8%
Electric Utilities	7.8%
Others* (Individually Less Than 5%)	11.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,736,948)		$ 33,536,825
Cash		1,257,495
Interest receivable		426,212
Other receivables		218
Total assets		35,220,750

Liabilities
Payable for fund shares redeemed	$ 3,833
Distributions payable	10,691
Accrued management fee	8,672
Transfer agent fee payable	8,466
Distribution and service plan fees payable	1,780
Total liabilities		33,442

Net Assets		$ 35,187,308
Net Assets consist of:
Paid in capital		$ 33,342,036
Undistributed net investment income		2,800
Accumulated undistributed net realized gain (loss) on investments		42,595
Net unrealized appreciation (depreciation) on investments		1,799,877
Net Assets		$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,546,062 ÷ 788,243 shares)	$ 10.84

Maximum offering price per share (100/97.25 of $10.84)	$ 11.15
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($20,273,831 ÷ 1,869,955 shares)	$ 10.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,367,415 ÷ 587,295 shares)	$ 10.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 790,724

Expenses
Management fee	$ 79,415
Transfer agent fees	26,423
Distribution and service plan fees	16,962
Independent trustees' compensation	87
Miscellaneous	6
Total expenses before reductions	122,893
Expense reductions	(764)	122,129
Net investment income (loss)		668,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		104,127
Change in net unrealized appreciation (depreciation) on investment securities		1,873,939
Net gain (loss)		1,978,066
Net increase (decrease) in net assets resulting from operations		$ 2,646,661

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 668,595	$ 28,909
Net realized gain (loss)	104,127	2,234
Change in net unrealized appreciation (depreciation)	1,873,939	(74,062)
Net increase (decrease) in net assets resulting from operations	2,646,661	(42,919)
Distributions to shareholders from net investment income	(665,786)	(28,919)
Distributions to shareholders from net realized gain	(62,049)	-
Total distributions	(727,835)	(28,919)
Share transactions - net increase (decrease)	17,171,212	16,168,306
Redemption fees	802	-
Total increase (decrease) in net assets	19,090,840	16,096,468

Net Assets
Beginning of period	16,096,468	-
End of period (including undistributed net investment income of $2,800 and distributions in excess of net investment income of $10, respectively)	$ 35,187,308	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.248	.017
Net realized and unrealized gain (loss)	.906	(.040)
Total from investment operations	1.154	(.023)
Distributions from net investment income	(.248)	(.017)
Distributions from net realized gain	(.026)	-
Total distributions	(.274)	(.017)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C, D	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,546	$ 5,168
Portfolio turnover rate	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.275	.019
Net realized and unrealized gain (loss)	.905	(.040)
Total from investment operations	1.180	(.021)
Distributions from net investment income	(.274)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.300)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 5,921
Portfolio turnover rate	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.274	.020
Net realized and unrealized gain (loss)	.906	(.041)
Total from investment operations	1.180	(.021)
Distributions from net investment income	(.274)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.300)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,367	$ 5,008
Portfolio turnover rate	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 52,797,176	$ 636,369	$ (32,864)	$ 603,505
Fidelity Municipal Income 2017 Fund	32,171,160	892,393	(24,694)	867,699
Fidelity Municipal Income 2019 Fund	28,681,649	1,414,876	-	1,414,876
Fidelity Municipal Income 2021 Fund	31,736,948	1,822,533	(22,656)	1,799,877

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,458	$ -	$ (2,859)	$ 603,505
Fidelity Municipal Income 2017 Fund	1,843	38,027	-	867,699
Fidelity Municipal Income 2019 Fund	2,109	-	(3,115)	1,414,876
Fidelity Municipal Income 2021 Fund	2,800	42,595	-	1,799,877

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term
Fidelity Municipal Income 2015 Fund	$ (2,859)
Fidelity Municipal Income 2019 Fund	(3,115)

The tax character of distributions paid was as follows:

June 30, 2012
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Municipal Income 2015 Fund	$ 410,012	$ -	$ 410,012
Fidelity Municipal Income 2017 Fund	388,113	-	388,113
Fidelity Municipal Income 2019 Fund	526,282	1,306	527,588
Fidelity Municipal Income 2021 Fund	665,786	62,049	727,835
June 30, 2011
Tax-Exempt Income
Fidelity Municipal Income 2015 Fund	$ 8,705
Fidelity Municipal Income 2017 Fund	15,570
Fidelity Municipal Income 2019 Fund	29,105
Fidelity Municipal Income 2021 Fund	28,919

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	39,052,331	1,135,270
Fidelity Municipal Income 2017 Fund	22,026,700	1,072,386
Fidelity Municipal Income 2019 Fund	14,602,284	1,192,120
Fidelity Municipal Income 2021 Fund	19,472,512	3,623,260

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 10,789	$ 8,295

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 8,577	$ 7,692
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 17,311	$ 14,344
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 16,962	$ 14,756

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$ 1,678
Fidelity Municipal Income 2019 Fund
Class A	$ 139

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,309
Municipal Income 2015	28,100
Institutional Class	3,395
$ 35,804
Fidelity Municipal Income 2017 Fund
Class A	$ 3,422
Municipal Income 2017	16,881
Institutional Class	3,102
$ 23,405
Fidelity Municipal Income 2019 Fund
Class A	$ 6,907
Municipal Income 2019	11,126
Institutional Class	5,557
$ 23,590
Fidelity Municipal Income 2021 Fund
Class A	$ 6,769
Municipal Income 2021	13,759
Institutional Class	5,895
$ 26,423

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit - continued

the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 8
Fidelity Municipal Income 2017 Fund	5
Fidelity Municipal Income 2019 Fund	5
Fidelity Municipal Income 2021 Fund	6

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 1,331
Fidelity Municipal Income 2017 Fund	918
Fidelity Municipal Income 2019 Fund	776
Fidelity Municipal Income 2021 Fund	764

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2012	2011A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 40,376	$ 1,019
Municipal Income 2015	329,304	5,971
Institutional Class	40,332	1,715
Total	$ 410,012	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 49,518	$ 2,869
Municipal Income 2017	285,696	9,145
Institutional Class	52,899	3,556
Total	$ 388,113	$ 15,570

Annual Report

8. Distributions to Shareholders - continued

Years ended June 30,	2012	2011A
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 141,375	$ 8,276
Municipal Income 2019	256,042	11,089
Institutional Class	128,865	9,740
Total	$ 526,282	$ 29,105
From net realized gain
Class A	$ 375	$ -
Municipal Income 2019	612	-
Institutional Class	319	-
Total	$ 1,306	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 157,950	$ 8,352
Municipal Income 2021	354,597	10,807
Institutional Class	153,239	9,760
Total	$ 665,786	$ 28,919
From net realized gain
Class A	$ 15,383	$ -
Municipal Income 2021	31,859	-
Institutional Class	14,807	-
Total	$ 62,049	$ -

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	210,061	301,368	$ 2,132,789	$ 3,015,738
Reinvestment of distributions	3,764	101	38,320	1,019
Shares redeemed	(22,350)	-	(228,830)	-
Net increase (decrease)	191,475	301,469	$ 1,942,279	$ 3,016,757

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Municipal Income 2015
Shares sold	3,955,174	1,040,959	$ 40,231,306	$ 10,426,095
Reinvestment of distributions	28,918	530	294,831	5,321
Shares redeemed	(527,182)	-	(5,374,030)	-
Net increase (decrease)	3,456,910	1,041,489	$ 35,152,107	$ 10,431,416
Institutional Class
Shares sold	222,413	255,977	$ 2,267,854	$ 2,560,010
Reinvestment of distributions	3,648	171	37,140	1,715
Shares redeemed	(26,203)	-	(267,983)	-
Net increase (decrease)	199,858	256,148	$ 2,037,011	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	152,768	261,897	$ 1,573,497	$ 2,619,054
Reinvestment of distributions	4,565	287	47,213	2,869
Shares redeemed	(38,920)	-	(407,155)	-
Net increase (decrease)	118,413	262,184	$ 1,213,555	$ 2,621,923
Municipal Income 2017
Shares sold	2,007,948	680,194	$ 20,712,587	$ 6,800,696
Reinvestment of distributions	25,104	877	260,179	8,757
Shares redeemed	(104,279)	-	(1,080,868)	-
Net increase (decrease)	1,928,773	681,071	$ 19,891,898	$ 6,809,453
Institutional Class
Shares sold	116,587	250,001	$ 1,207,115	$ 2,500,010
Reinvestment of distributions	4,979	356	51,453	3,556
Shares redeemed	(5,077)	-	(53,156)	-
Net increase (decrease)	116,489	250,357	$ 1,205,412	$ 2,503,566
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	321,371	510,922	$ 3,365,754	$ 5,109,052
Reinvestment of distributions	13,112	830	137,669	8,261
Shares redeemed	(1,513)	-	(16,192)	-
Net increase (decrease)	332,970	511,752	$ 3,487,231	$ 5,117,313

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Municipal Income 2019
Shares sold	904,639	598,631	$ 9,410,432	$ 5,985,010
Reinvestment of distributions	22,597	1,098	237,489	10,933
Shares redeemed	(33,204)	-	(346,997)	-
Net increase (decrease)	894,032	599,729	$ 9,300,924	$ 5,995,943
Institutional Class
Shares sold	62,596	506,510	$ 660,871	$ 5,065,010
Reinvestment of distributions	12,174	979	127,480	9,740
Shares redeemed	(236)	-	(2,500)	-
Net increase (decrease)	74,534	507,489	$ 785,851	$ 5,074,750
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	262,065	518,171	$ 2,777,323	$ 5,181,982
Reinvestment of distributions	15,817	834	168,031	8,309
Shares redeemed	(8,644)	-	(89,539)	-
Net increase (decrease)	269,238	519,005	$ 2,855,815	$ 5,190,291
Municipal Income 2021
Shares sold	1,361,091	593,527	$ 14,348,257	$ 5,937,471
Reinvestment of distributions	28,570	1,081	304,093	10,774
Shares redeemed	(114,314)	-	(1,220,809)	-
Net increase (decrease)	1,275,347	594,608	$ 13,431,541	$ 5,948,245
Institutional Class
Shares sold	94,782	502,003	$ 998,639	$ 5,020,010
Reinvestment of distributions	15,727	980	166,772	9,760
Shares redeemed	(26,197)	-	(281,555)	-
Net increase (decrease)	84,312	502,983	$ 883,856	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

10. Other - continued

claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	18%
Fidelity Municipal Income 2017 Fund	30%
Fidelity Municipal Income 2019 Fund	53%
Fidelity Municipal Income 2021 Fund	48%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund (the Funds), each a fund of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust), as of June 30, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, as of June 30, 2012, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

August 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be an "Interested Trustee" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (37)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2015 Fund	08/06/12	08/03/12	$0.000
Fidelity Municipal Income 2017 Fund	08/06/12	08/03/12	$0.012
Fidelity Municipal Income 2019 Fund	08/06/12	08/03/12	$0.000
Fidelity Municipal Income 2021 Fund	08/06/12	08/03/12	$0.014

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 6.72%, 3.92%, 4.26%, 3.67% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

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Company

Boston, MA

Investment Sub-Advisers

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(Japan) Inc.

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Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

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Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

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Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Annual Report

June 30, 2012

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a solid return for the 12 months ending June 30, 2012. The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 9.90% for the period, outpacing the 7.47% return of the taxable investment-grade debt market, as measured by the Barclays® U.S. Aggregate Bond Index. Throughout much of the period, munis, like U.S. government bonds, benefited from investors' enthusiasm for high-quality U.S. fixed-income securities as a safe haven from worldwide political uncertainty, the sovereign debt crisis in Europe and uneven global economic growth. Demand for munis was further enhanced when the fiscal health of many state issuers improved and predicted widespread municipal defaults didn't materialize. Investors' appetite for tax-advantaged investments in advance of potentially higher tax rates in 2013 also helped toward period end. Furthermore, demand was fueled by a flood of bond refinancing. As states, cities and other issuers took advantage of low interest rates to replace older, more-expensive debt with new bonds at lower interest rates, demand swelled as the proceeds from these refinanced bonds generally were reinvested in munis. Meanwhile, the supply of new muni bonds remained limited. Although overall supply rose significantly year over year, the amount of new bonds fell below the amount redeemed or refinanced, resulting in net negative new issuance for the first six months of 2012.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity Advisor® Municipal Income 2017 Fund and Fidelity Advisor Municipal Income 2021 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Advisor Municipal Income 2015 Fund and Fidelity Advisor Municipal Income 2019 Fund: For the year, the Class A shares of each of the funds fell short of their respective Barclays defined-maturity benchmarks. The Municipal Income 2021 lagged due to less interest rate sensitivity, relative to its benchmark, in a generally declining interest rate environment. This was due to a sizable cash position in the fund's early growth stages, resulting from the scarcity of high-quality, non-callable bonds maturing in 2021, and fund diversification guidelines. To a much lesser extent, the shorter Defined Maturity Funds also carried larger-than-usual cash positions early in the period, resulting in a more modest drag on their performance. Conversely, each of the funds benefited from their larger-than-index weightings in some of the higher-yielding sectors of the investment-grade muni market, such as corporate-backed and health care. Generally speaking, securities with a yield advantage enjoyed better-than-average price appreciation, boosted by strong investor demand in the prevailing low interest rate environment, which translated into significant outperformance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.40	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,018.70	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,020.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,020.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,018.50	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,019.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,019.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,022.70	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,024.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,024.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	0.03%	0.42%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2015 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.2	6.8
Florida	11.6	11.5
Arizona	7.9	6.8
Texas	7.5	13.1
Michigan	6.2	2.5
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.9	33.5
Electric Utilities	12.7	11.1
Health Care	12.5	11.7
Special Tax	8.4	11.8
Transportation	7.8	4.8
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	3.0	3.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	2.7	3.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.2%	AAA 12.6%
AA,A 77.0%	AA,A 69.4%
BBB 10.6%	BBB 12.7%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 7.9%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 107,432
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	430,961
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	210,954
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,946,294
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	982,395
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	344,097
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	384,594
		4,406,727
California - 4.4%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	279,100
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	844,035
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,092,130
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	221,066
		2,436,331
Connecticut - 1.9%
Connecticut Health & Ed. Rev. (Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,079,210
Florida - 11.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,079,820
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,337
Series 2010 A1, 5% 6/1/15	150,000	164,196
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	561,425
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	406,782
Series 2009 B, 5% 6/1/15	500,000	563,115
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	$ 500,000	$ 531,885
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	814,523
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,089,330
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,117,760
		6,470,173
Georgia - 0.4%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	214,150
Hawaii - 3.0%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	541,750
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,126,540
		1,668,290
Illinois - 4.3%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	215,226
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,626,840
Series 2010, 5% 1/1/15	275,000	296,324
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	280,260
		2,418,650
Indiana - 2.4%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,550
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	224,696
		1,336,246
Massachusetts - 5.3%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	677,886
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	551,580
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	574,690
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,117,180
		2,921,336
Michigan - 6.2%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	551,385
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	$ 750,000	$ 835,298
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,000,530
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,053,503
		3,440,716
Nevada - 1.7%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	197,579
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	764,624
		962,203
New Jersey - 5.8%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	664,656
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,755,501
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	551,580
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,648
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	165,056
		3,251,441
New York - 12.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	1,085,000	1,207,714
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	803,277
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	496,830
Series 2010 E, 5% 8/1/15	200,000	225,832
Series 2011 A, 3% 8/1/15	100,000	106,852
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,302,425
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	250,024
5% 5/1/15	1,000,000	1,108,070
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,074
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	$ 500,000	$ 560,495
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	630,792
		6,798,385
North Carolina - 3.4%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	656,884
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	109,964
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,118,560
		1,885,408
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	564,895
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	276,870
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,032,340
		1,874,105
Oklahoma - 1.0%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	560,835
Pennsylvania - 5.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	278,033
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	546,480
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,321,764
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	830,678
		2,976,955
Puerto Rico - 2.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,413,822
Texas - 7.5%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	566,545
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	111,354
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	647,785
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A, 5% 7/1/15	$ 125,000	$ 139,805
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	487,626
Series 2010, 5% 5/15/15	500,000	559,280
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	554,995
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,132,430
		4,199,820
Washington - 4.6%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	382,697
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,610,906
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	562,380
		2,555,983
Wisconsin - 1.0%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	529,895
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $52,797,176)	53,400,681
NET OTHER ASSETS (LIABILITIES) - 4.2%	2,344,668
NET ASSETS - 100%	$ 55,745,349
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.9%
Electric Utilities	12.7%
Health Care	12.5%
Special Tax	8.4%
Transportation	7.8%
Water & Sewer	7.8%
Education	6.4%
Others* (Individually Less Than 5%)	7.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,797,176)		$ 53,400,681
Cash		1,599,519
Receivable for fund shares sold		77,123
Interest receivable		701,368
Other receivables		650
Total assets		55,779,341

Liabilities
Payable for fund shares redeemed	$ 36
Distributions payable	6,178
Accrued management fee	13,695
Transfer agent fee payable	13,019
Distribution and service plan fees payable	1,064
Total liabilities		33,992

Net Assets		$ 55,745,349
Net Assets consist of:
Paid in capital		$ 55,141,295
Undistributed net investment income		3,458
Accumulated undistributed net realized gain (loss) on investments		(2,909)
Net unrealized appreciation (depreciation) on investments		603,505
Net Assets		$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,044,526 ÷ 492,944 shares)	$ 10.23

Maximum offering price per share (100/97.25 of $10.23)	$ 10.52
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($46,034,203 ÷ 4,498,399 shares)	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,666,620 ÷ 456,006 shares)	$ 10.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 566,379

Expenses
Management fee	$ 107,525
Transfer agent fees	35,804
Distribution and service plan fees	10,789
Independent trustees' compensation	113
Miscellaneous	8
Total expenses before reductions	154,239
Expense reductions	(1,331)	152,908
Net investment income (loss)		413,471
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,859)
Change in net unrealized appreciation (depreciation) on investment securities		559,761
Net gain (loss)		556,902
Net increase (decrease) in net assets resulting from operations		$ 970,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 413,471	$ 8,704
Net realized gain (loss)	(2,859)	(50)
Change in net unrealized appreciation (depreciation)	559,761	43,744
Net increase (decrease) in net assets resulting from operations	970,373	52,398
Distributions to shareholders from net investment income	(410,012)	(8,705)
Share transactions - net increase (decrease)	39,131,397	16,009,898
Total increase (decrease) in net assets	39,691,758	16,053,591

Net Assets
Beginning of period	16,053,591	-
End of period (including undistributed net investment income of $3,458 and distributions in excess of net investment income of $1, respectively)	$ 55,745,349	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.095	.005
Net realized and unrealized gain (loss)	.191	.039
Total from investment operations	.286	.044
Distributions from net investment income	(.096)	(.004)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C, D	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,045	$ 3,027
Portfolio turnover rate	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.120	.007
Net realized and unrealized gain (loss)	.192	.040
Total from investment operations	.312	.047
Distributions from net investment income	(.122)	(.007)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,034	$ 10,456
Portfolio turnover rate	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.121	.007
Net realized and unrealized gain (loss)	.191	.040
Total from investment operations	.312	.047
Distributions from net investment income	(.122)	(.007)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,667	$ 2,572
Portfolio turnover rate	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	3.42%	3.06%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.0	14.8
Florida	12.1	16.4
New Jersey	6.8	5.7
Texas	6.3	9.7
Illinois	6.2	4.6
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.6	32.7
Health Care	14.6	13.2
Electric Utilities	9.5	17.0
Special Tax	8.6	7.4
Education	6.8	10.5
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	4.9	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	4.2	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 4.1%	AAA 6.4%
AA,A 82.9%	AA,A 85.0%
BBB 7.0%	BBB 4.6%
Short-Term Investments and Net Other Assets 6.0%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 94.0%
	Principal Amount	Value
Arizona - 2.5%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,095
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	295,260
		892,355
California - 17.0%
California Gen. Oblig. 5% 3/1/17	215,000	249,869
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	708,924
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,101,100
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	569,940
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	291,778
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	595,110
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	586,600
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,519,937
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	347,121
		5,970,379
Connecticut - 4.7%
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	500,000	503,530
Series D, 5% 7/1/17	1,000,000	1,147,400
		1,650,930
Florida - 12.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	577,050
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	825,108
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	588,820
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,190,690
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	560,740
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	$ 250,000	$ 298,655
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	224,021
		4,265,084
Georgia - 3.0%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	233,020
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	292,110
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	510,123
		1,035,253
Illinois - 6.2%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	401,304
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	236,696
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,120,410
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	286,193
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,083
		2,162,686
Indiana - 1.4%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	500,000
Massachusetts - 6.1%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	959,344
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,196,790
		2,156,134
Michigan - 5.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,716,986
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	265,363
		1,982,349
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	583,505
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.8%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	$ 1,000,000	$ 1,125,490
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	356,841
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	326,784
Series 2011 B, 5% 6/15/17	500,000	587,265
		2,396,380
New York - 4.9%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	539,830
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	472,989
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,449
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	590,510
		1,721,778
North Carolina - 2.5%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	434,049
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	445,813
		879,862
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	107,264
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	148,945
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	655,328
		911,537
Pennsylvania - 5.0%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	343,509
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,416,415
		1,759,924
Puerto Rico - 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	278,760
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	$ 125,000	$ 146,414
Texas - 6.3%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	598,855
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	421,672
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	578,860
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	598,395
		2,197,782
Utah - 1.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	406,531
Washington - 1.6%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	281,013
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,683
		573,696
Wisconsin - 1.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	567,520
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $32,171,160)	33,038,859
NET OTHER ASSETS (LIABILITIES) - 6.0%	2,116,246
NET ASSETS - 100%	$ 35,155,105
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.6%
Health Care	14.6%
Electric Utilities	9.5%
Special Tax	8.6%
Education	6.8%
Water & Sewer	6.1%
Others (Individually Less Than 5%)	7.8%
Net Other Assets	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,171,160)		$ 33,038,859
Cash		1,642,237
Receivable for fund shares sold		118,280
Interest receivable		377,217
Other receivables		427
Total assets		35,177,020

Liabilities
Payable for fund shares redeemed	$ 26
Distributions payable	4,604
Accrued management fee	8,531
Transfer agent fee payable	7,883
Distribution and service plan fees payable	871
Total liabilities		21,915

Net Assets		$ 35,155,105
Net Assets consist of:
Paid in capital		$ 34,247,536
Undistributed net investment income		1,843
Accumulated undistributed net realized gain (loss) on investments		38,027
Net unrealized appreciation (depreciation) on investments		867,699
Net Assets		$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,985,543 ÷ 380,597 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($27,328,204 ÷ 2,609,844 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,841,358 ÷ 366,846 shares)	$ 10.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 491,439

Expenses
Management fee	$ 70,336
Transfer agent fees	23,405
Distribution and service plan fees	8,577
Independent trustees' compensation	76
Miscellaneous	5
Total expenses before reductions	102,399
Expense reductions	(918)	101,481
Net investment income (loss)		389,958
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		39,482
Change in net unrealized appreciation (depreciation) on investment securities		882,867
Net gain (loss)		922,349
Net increase (decrease) in net assets resulting from operations		$ 1,312,307

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,958	$ 15,569
Net realized gain (loss)	39,482	-
Change in net unrealized appreciation (depreciation)	882,867	(15,168)
Net increase (decrease) in net assets resulting from operations	1,312,307	401
Distributions to shareholders from net investment income	(388,113)	(15,570)
Share transactions - net increase (decrease)	22,310,865	11,934,942
Redemption fees	273	-
Total increase (decrease) in net assets	23,235,332	11,919,773

Net Assets
Beginning of period	11,919,773	-
End of period (including undistributed net investment income of $1,843 and distributions in excess of net investment income of $1, respectively)	$ 35,155,105	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.150	.012
Net realized and unrealized gain (loss)	.480	(.011)
Total from investment operations	.630	.001
Distributions from net investment income	(.150)	(.011)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C, D	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,986	$ 2,618
Portfolio turnover rate	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.176	.014
Net realized and unrealized gain (loss)	.480	(.010)
Total from investment operations	.656	.004
Distributions from net investment income	(.176)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,328	$ 6,801
Portfolio turnover rate	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.176	.015
Net realized and unrealized gain (loss)	.480	(.011)
Total from investment operations	.656	.004
Distributions from net investment income	(.176)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,841	$ 2,500
Portfolio turnover rate	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	6.46%	5.44%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.4	13.0
California	9.1	8.3
Illinois	8.6	6.6
Michigan	7.4	0.0
New York	6.6	6.3
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.6	26.8
Special Tax	24.0	28.3
Health Care	11.9	12.4
Transportation	8.3	6.0
Education	5.9	7.9
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	6.9	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.9	6.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 10.1%	AAA 16.9%
AA,A 82.7%	AA,A 72.7%
BBB 3.7%	BBB 4.8%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 740,679
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	739,290
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	565,990
		2,045,959
California - 9.1%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,236,445
California Gen. Oblig. 5.5% 4/1/19	500,000	609,095
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	583,275
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	394,034
		2,822,849
Florida - 13.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,166,370
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	282,468
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	604,630
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	954,088
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	562,190
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	615,370
		4,185,116
Georgia - 0.8%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	239,640
Illinois - 8.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,177,720
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	382,346
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,128,820
		2,688,886
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.0%
Purdue Univ. Rev. Series A, 5% 7/1/19	$ 250,000	$ 305,808
Iowa - 3.1%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	965,683
Maryland - 6.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	723,405
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,170,770
		1,894,175
Massachusetts - 3.9%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,231,750
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,164,050
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19 (a)	1,000,000	1,159,620
		2,323,670
Minnesota - 4.0%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	750,723
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	490,012
		1,240,735
New Jersey - 5.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	710,760
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	576,580
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	365,964
		1,653,304
New Mexico - 2.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	737,052
New York - 6.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	615,370
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	$ 1,000,000	$ 1,212,480
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	239,814
		2,067,664
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	807,688
Pennsylvania - 6.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	116,975
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	207,522
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	949,528
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	754,366
		2,028,391
Texas - 4.8%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	304,390
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	585,290
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	615,875
		1,505,555
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	128,240
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.9%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,224,360
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $28,681,649)	30,096,525
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,079,434
NET ASSETS - 100%	$ 31,175,959
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.6%
Special Tax	24.0%
Health Care	11.9%
Transportation	8.3%
Education	5.9%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $28,681,649)		$ 30,096,525
Cash		1,822,021
Receivable for fund shares sold		43,980
Interest receivable		391,659
Other receivables		294
Total assets		32,354,479

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,155,580
Payable for fund shares redeemed	2,266
Distributions payable	3,714
Accrued management fee	7,661
Transfer agent fee payable	7,422
Distribution and service plan fees payable	1,877
Total liabilities		1,178,520

Net Assets		$ 31,175,959
Net Assets consist of:
Paid in capital		$ 29,762,090
Undistributed net investment income		2,109
Accumulated undistributed net realized gain (loss) on investments		(3,116)
Net unrealized appreciation (depreciation) on investments		1,414,876
Net Assets		$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,017,288 ÷ 844,722 shares)	$ 10.67

Maximum offering price per share (100/97.25 of $10.67)	$ 10.97
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($15,945,636 ÷ 1,493,761 shares)	$ 10.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,213,035 ÷ 582,023 shares)	$ 10.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 639,623

Expenses
Management fee	$ 70,935
Transfer agent fees	23,590
Distribution and service plan fees	17,311
Independent trustees' compensation	79
Miscellaneous	5
Total expenses before reductions	111,920
Expense reductions	(776)	111,144
Net investment income (loss)		528,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,115)
Change in net unrealized appreciation (depreciation) on investment securities		1,495,376
Net gain (loss)		1,492,261
Net increase (decrease) in net assets resulting from operations		$ 2,020,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 528,479	$ 29,107
Net realized gain (loss)	(3,115)	1,215
Change in net unrealized appreciation (depreciation)	1,495,376	(80,500)
Net increase (decrease) in net assets resulting from operations	2,020,740	(50,178)
Distributions to shareholders from net investment income	(526,282)	(29,105)
Distributions to shareholders from net realized gain	(1,306)	-
Total distributions	(527,588)	(29,105)
Share transactions - net increase (decrease)	13,574,006	16,188,006
Redemption fees	78	-
Total increase (decrease) in net assets	15,067,236	16,108,723

Net Assets
Beginning of period	16,108,723	-
End of period (including undistributed net investment income of $2,109 and undistributed net investment income of $2, respectively)	$ 31,175,959	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.215	.017
Net realized and unrealized gain (loss)	.721	(.051)
Total from investment operations	.936	(.034)
Distributions from net investment income	(.215)	(.016)
Distributions from net realized gain	(.001)	-
Total distributions	(.216)	(.016)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C, D	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.64% A
Net investment income (loss)	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,017	$ 5,092
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.242	.019
Net realized and unrealized gain (loss)	.720	(.050)
Total from investment operations	.962	(.031)
Distributions from net investment income	(.242)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,946	$ 5,967
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.241	.019
Net realized and unrealized gain (loss)	.721	(.050)
Total from investment operations	.962	(.031)
Distributions from net investment income	(.242)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,213	$ 5,050
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	8.61%	7.44%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.0	9.9
New Jersey	14.0	13.6
Texas	9.6	12.6
Florida	7.7	8.0
Minnesota	5.6	7.3
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.5	41.9
Health Care	14.5	16.4
Special Tax	9.6	13.0
Education	7.8	10.4
Electric Utilities	7.8	8.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	8.9	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	7.3	7.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 5.8%	AAA 10.2%
AA,A 87.9%	AA,A 84.8%
BBB 1.6%	BBB 2.0%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Arizona - 4.7%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 697,105
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	360,579
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	613,180
		1,670,864
California - 14.0%
California Gen. Oblig. 5% 3/1/21	600,000	702,990
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	575,935
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	587,795
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,153,080
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	306,808
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	603,535
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	124,963
Series 2011 C, 5% 5/1/21 (b)	500,000	574,480
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	295,328
		4,924,914
Florida - 7.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	583,420
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	301,160
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	919,740
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	897,705
		2,702,025
Georgia - 2.3%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	306,103
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	503,059
		809,162
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.3%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 593,640
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	560,725
		1,154,365
Indiana - 1.8%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	240,742
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	375,669
		616,411
Massachusetts - 3.9%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	304,418
Series B, 5.25% 9/1/21	450,000	572,220
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	484,185
		1,360,823
Michigan - 4.0%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	583,740
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	255,340
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	586,420
		1,425,500
Minnesota - 5.6%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	596,800
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,362,500
		1,959,300
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	603,995
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	296,763
New Jersey - 14.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	778,070
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 1,180,000	$ 1,448,791
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	631,492
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,161,680
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	900,105
		4,920,138
New York - 3.7%
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	682,404
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	613,855
		1,296,259
North Carolina - 4.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	239,714
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,223,500
		1,463,214
Pennsylvania - 4.5%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	418,129
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	586,110
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	597,030
		1,601,269
South Carolina - 2.5%
Horry County School District Series 2011, 5% 3/1/21	700,000	878,136
Texas - 9.6%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	539,819
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	513,552
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	303,853
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	583,420
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	238,922
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	$ 500,000	$ 563,990
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	629,105
		3,372,661
Washington - 3.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	790,398
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	156,268
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,280
		1,242,946
Wisconsin - 3.5%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,238,080
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $31,736,948)	33,536,825
NET OTHER ASSETS (LIABILITIES) - 4.7%	1,650,483
NET ASSETS - 100%	$ 35,187,308
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.5%
Health Care	14.5%
Special Tax	9.6%
Education	7.8%
Electric Utilities	7.8%
Others* (Individually Less Than 5%)	11.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,736,948)		$ 33,536,825
Cash		1,257,495
Interest receivable		426,212
Other receivables		218
Total assets		35,220,750

Liabilities
Payable for fund shares redeemed	$ 3,833
Distributions payable	10,691
Accrued management fee	8,672
Transfer agent fee payable	8,466
Distribution and service plan fees payable	1,780
Total liabilities		33,442

Net Assets		$ 35,187,308
Net Assets consist of:
Paid in capital		$ 33,342,036
Undistributed net investment income		2,800
Accumulated undistributed net realized gain (loss) on investments		42,595
Net unrealized appreciation (depreciation) on investments		1,799,877
Net Assets		$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,546,062 ÷ 788,243 shares)	$ 10.84

Maximum offering price per share (100/97.25 of $10.84)	$ 11.15
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($20,273,831 ÷ 1,869,955 shares)	$ 10.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,367,415 ÷ 587,295 shares)	$ 10.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 790,724

Expenses
Management fee	$ 79,415
Transfer agent fees	26,423
Distribution and service plan fees	16,962
Independent trustees' compensation	87
Miscellaneous	6
Total expenses before reductions	122,893
Expense reductions	(764)	122,129
Net investment income (loss)		668,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		104,127
Change in net unrealized appreciation (depreciation) on investment securities		1,873,939
Net gain (loss)		1,978,066
Net increase (decrease) in net assets resulting from operations		$ 2,646,661

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 668,595	$ 28,909
Net realized gain (loss)	104,127	2,234
Change in net unrealized appreciation (depreciation)	1,873,939	(74,062)
Net increase (decrease) in net assets resulting from operations	2,646,661	(42,919)
Distributions to shareholders from net investment income	(665,786)	(28,919)
Distributions to shareholders from net realized gain	(62,049)	-
Total distributions	(727,835)	(28,919)
Share transactions - net increase (decrease)	17,171,212	16,168,306
Redemption fees	802	-
Total increase (decrease) in net assets	19,090,840	16,096,468

Net Assets
Beginning of period	16,096,468	-
End of period (including undistributed net investment income of $2,800 and distributions in excess of net investment income of $10, respectively)	$ 35,187,308	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.248	.017
Net realized and unrealized gain (loss)	.906	(.040)
Total from investment operations	1.154	(.023)
Distributions from net investment income	(.248)	(.017)
Distributions from net realized gain	(.026)	-
Total distributions	(.274)	(.017)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C, D	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,546	$ 5,168
Portfolio turnover rate	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.275	.019
Net realized and unrealized gain (loss)	.905	(.040)
Total from investment operations	1.180	(.021)
Distributions from net investment income	(.274)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.300)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 5,921
Portfolio turnover rate	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.274	.020
Net realized and unrealized gain (loss)	.906	(.041)
Total from investment operations	1.180	(.021)
Distributions from net investment income	(.274)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.300)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,367	$ 5,008
Portfolio turnover rate	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 52,797,176	$ 636,369	$ (32,864)	$ 603,505
Fidelity Municipal Income 2017 Fund	32,171,160	892,393	(24,694)	867,699
Fidelity Municipal Income 2019 Fund	28,681,649	1,414,876	-	1,414,876
Fidelity Municipal Income 2021 Fund	31,736,948	1,822,533	(22,656)	1,799,877

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,458	$ -	$ (2,859)	$ 603,505
Fidelity Municipal Income 2017 Fund	1,843	38,027	-	867,699
Fidelity Municipal Income 2019 Fund	2,109	-	(3,115)	1,414,876
Fidelity Municipal Income 2021 Fund	2,800	42,595	-	1,799,877

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term
Fidelity Municipal Income 2015 Fund	$ (2,859)
Fidelity Municipal Income 2019 Fund	(3,115)

The tax character of distributions paid was as follows:

June 30, 2012
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Municipal Income 2015 Fund	$ 410,012	$ -	$ 410,012
Fidelity Municipal Income 2017 Fund	388,113	-	388,113
Fidelity Municipal Income 2019 Fund	526,282	1,306	527,588
Fidelity Municipal Income 2021 Fund	665,786	62,049	727,835
June 30, 2011
Tax-Exempt Income
Fidelity Municipal Income 2015 Fund	$ 8,705
Fidelity Municipal Income 2017 Fund	15,570
Fidelity Municipal Income 2019 Fund	29,105
Fidelity Municipal Income 2021 Fund	28,919

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	39,052,331	1,135,270
Fidelity Municipal Income 2017 Fund	22,026,700	1,072,386
Fidelity Municipal Income 2019 Fund	14,602,284	1,192,120
Fidelity Municipal Income 2021 Fund	19,472,512	3,623,260

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 10,789	$ 8,295

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 8,577	$ 7,692
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 17,311	$ 14,344
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 16,962	$ 14,756

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$ 1,678
Fidelity Municipal Income 2019 Fund
Class A	$ 139

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,309
Municipal Income 2015	28,100
Institutional Class	3,395
$ 35,804
Fidelity Municipal Income 2017 Fund
Class A	$ 3,422
Municipal Income 2017	16,881
Institutional Class	3,102
$ 23,405
Fidelity Municipal Income 2019 Fund
Class A	$ 6,907
Municipal Income 2019	11,126
Institutional Class	5,557
$ 23,590
Fidelity Municipal Income 2021 Fund
Class A	$ 6,769
Municipal Income 2021	13,759
Institutional Class	5,895
$ 26,423

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit - continued

the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 8
Fidelity Municipal Income 2017 Fund	5
Fidelity Municipal Income 2019 Fund	5
Fidelity Municipal Income 2021 Fund	6

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 1,331
Fidelity Municipal Income 2017 Fund	918
Fidelity Municipal Income 2019 Fund	776
Fidelity Municipal Income 2021 Fund	764

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2012	2011A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 40,376	$ 1,019
Municipal Income 2015	329,304	5,971
Institutional Class	40,332	1,715
Total	$ 410,012	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 49,518	$ 2,869
Municipal Income 2017	285,696	9,145
Institutional Class	52,899	3,556
Total	$ 388,113	$ 15,570

Annual Report

8. Distributions to Shareholders - continued

Years ended June 30,	2012	2011A
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 141,375	$ 8,276
Municipal Income 2019	256,042	11,089
Institutional Class	128,865	9,740
Total	$ 526,282	$ 29,105
From net realized gain
Class A	$ 375	$ -
Municipal Income 2019	612	-
Institutional Class	319	-
Total	$ 1,306	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 157,950	$ 8,352
Municipal Income 2021	354,597	10,807
Institutional Class	153,239	9,760
Total	$ 665,786	$ 28,919
From net realized gain
Class A	$ 15,383	$ -
Municipal Income 2021	31,859	-
Institutional Class	14,807	-
Total	$ 62,049	$ -

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	210,061	301,368	$ 2,132,789	$ 3,015,738
Reinvestment of distributions	3,764	101	38,320	1,019
Shares redeemed	(22,350)	-	(228,830)	-
Net increase (decrease)	191,475	301,469	$ 1,942,279	$ 3,016,757

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Municipal Income 2015
Shares sold	3,955,174	1,040,959	$ 40,231,306	$ 10,426,095
Reinvestment of distributions	28,918	530	294,831	5,321
Shares redeemed	(527,182)	-	(5,374,030)	-
Net increase (decrease)	3,456,910	1,041,489	$ 35,152,107	$ 10,431,416
Institutional Class
Shares sold	222,413	255,977	$ 2,267,854	$ 2,560,010
Reinvestment of distributions	3,648	171	37,140	1,715
Shares redeemed	(26,203)	-	(267,983)	-
Net increase (decrease)	199,858	256,148	$ 2,037,011	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	152,768	261,897	$ 1,573,497	$ 2,619,054
Reinvestment of distributions	4,565	287	47,213	2,869
Shares redeemed	(38,920)	-	(407,155)	-
Net increase (decrease)	118,413	262,184	$ 1,213,555	$ 2,621,923
Municipal Income 2017
Shares sold	2,007,948	680,194	$ 20,712,587	$ 6,800,696
Reinvestment of distributions	25,104	877	260,179	8,757
Shares redeemed	(104,279)	-	(1,080,868)	-
Net increase (decrease)	1,928,773	681,071	$ 19,891,898	$ 6,809,453
Institutional Class
Shares sold	116,587	250,001	$ 1,207,115	$ 2,500,010
Reinvestment of distributions	4,979	356	51,453	3,556
Shares redeemed	(5,077)	-	(53,156)	-
Net increase (decrease)	116,489	250,357	$ 1,205,412	$ 2,503,566
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	321,371	510,922	$ 3,365,754	$ 5,109,052
Reinvestment of distributions	13,112	830	137,669	8,261
Shares redeemed	(1,513)	-	(16,192)	-
Net increase (decrease)	332,970	511,752	$ 3,487,231	$ 5,117,313

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Municipal Income 2019
Shares sold	904,639	598,631	$ 9,410,432	$ 5,985,010
Reinvestment of distributions	22,597	1,098	237,489	10,933
Shares redeemed	(33,204)	-	(346,997)	-
Net increase (decrease)	894,032	599,729	$ 9,300,924	$ 5,995,943
Institutional Class
Shares sold	62,596	506,510	$ 660,871	$ 5,065,010
Reinvestment of distributions	12,174	979	127,480	9,740
Shares redeemed	(236)	-	(2,500)	-
Net increase (decrease)	74,534	507,489	$ 785,851	$ 5,074,750
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	262,065	518,171	$ 2,777,323	$ 5,181,982
Reinvestment of distributions	15,817	834	168,031	8,309
Shares redeemed	(8,644)	-	(89,539)	-
Net increase (decrease)	269,238	519,005	$ 2,855,815	$ 5,190,291
Municipal Income 2021
Shares sold	1,361,091	593,527	$ 14,348,257	$ 5,937,471
Reinvestment of distributions	28,570	1,081	304,093	10,774
Shares redeemed	(114,314)	-	(1,220,809)	-
Net increase (decrease)	1,275,347	594,608	$ 13,431,541	$ 5,948,245
Institutional Class
Shares sold	94,782	502,003	$ 998,639	$ 5,020,010
Reinvestment of distributions	15,727	980	166,772	9,760
Shares redeemed	(26,197)	-	(281,555)	-
Net increase (decrease)	84,312	502,983	$ 883,856	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

10. Other - continued

claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	18%
Fidelity Municipal Income 2017 Fund	30%
Fidelity Municipal Income 2019 Fund	53%
Fidelity Municipal Income 2021 Fund	48%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund (the Funds), each a fund of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust), as of June 30, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, as of June 30, 2012, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

August 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed-Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (37)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Municipal Income 2015 Fund Class A	08/06/12	08/03/12	$0.000
Fidelity Advisor Municipal Income 2017 Fund Class A	08/06/12	08/03/12	$0.012
Fidelity Advisor Municipal Income 2019 Fund Class A	08/06/12	08/03/12	$0.000
Fidelity Advisor Municipal Income 2021 Fund Class A	08/06/12	08/03/12	$0.014

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 6.72%, 3.92%, 4.26%, 3.67% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ADMI-UANN-0812
1.926285.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Annual Report

June 30, 2012

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a solid return for the 12 months ending June 30, 2012. The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 9.90% for the period, outpacing the 7.47% return of the taxable investment-grade debt market, as measured by the Barclays® U.S. Aggregate Bond Index. Throughout much of the period, munis, like U.S. government bonds, benefited from investors' enthusiasm for high-quality U.S. fixed-income securities as a safe haven from worldwide political uncertainty, the sovereign debt crisis in Europe and uneven global economic growth. Demand for munis was further enhanced when the fiscal health of many state issuers improved and predicted widespread municipal defaults didn't materialize. Investors' appetite for tax-advantaged investments in advance of potentially higher tax rates in 2013 also helped toward period end. Furthermore, demand was fueled by a flood of bond refinancing. As states, cities and other issuers took advantage of low interest rates to replace older, more-expensive debt with new bonds at lower interest rates, demand swelled as the proceeds from these refinanced bonds generally were reinvested in munis. Meanwhile, the supply of new muni bonds remained limited. Although overall supply rose significantly year over year, the amount of new bonds fell below the amount redeemed or refinanced, resulting in net negative new issuance for the first six months of 2012.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity Advisor® Municipal Income 2017 Fund and Fidelity Advisor Municipal Income 2021 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Advisor Municipal Income 2015 Fund and Fidelity Advisor Municipal Income 2019 Fund: For the year, the Institutional Class shares of each of the funds fell short of their respective Barclays defined-maturity benchmarks. The Municipal Income 2021 lagged due to less interest rate sensitivity, relative to its benchmark, in a generally declining interest rate environment. This was due to a sizable cash position in the fund's early growth stages, resulting from the scarcity of high-quality, non-callable bonds maturing in 2021, and fund diversification guidelines. To a much lesser extent, the shorter Defined Maturity Funds also carried larger-than-usual cash positions early in the period, resulting in a more modest drag on their performance. Conversely, each of the funds benefited from their larger-than-index weightings in some of the higher-yielding sectors of the investment-grade muni market, such as corporate-backed and health care. Generally speaking, securities with a yield advantage enjoyed better-than-average price appreciation, boosted by strong investor demand in the prevailing low interest rate environment, which translated into significant outperformance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.40	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,018.70	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,020.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,020.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,018.50	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,019.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,019.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,022.70	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,024.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,024.00	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Institutional Class	3.12%	3.21%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2015 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.2	6.8
Florida	11.6	11.5
Arizona	7.9	6.8
Texas	7.5	13.1
Michigan	6.2	2.5
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.9	33.5
Electric Utilities	12.7	11.1
Health Care	12.5	11.7
Special Tax	8.4	11.8
Transportation	7.8	4.8
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	3.0	3.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	2.7	3.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.2%	AAA 12.6%
AA,A 77.0%	AA,A 69.4%
BBB 10.6%	BBB 12.7%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 7.9%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 107,432
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	430,961
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	210,954
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,946,294
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	982,395
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	344,097
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	384,594
		4,406,727
California - 4.4%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	279,100
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	844,035
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,092,130
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	221,066
		2,436,331
Connecticut - 1.9%
Connecticut Health & Ed. Rev. (Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,079,210
Florida - 11.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,079,820
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,337
Series 2010 A1, 5% 6/1/15	150,000	164,196
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	561,425
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	406,782
Series 2009 B, 5% 6/1/15	500,000	563,115
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	$ 500,000	$ 531,885
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	814,523
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,089,330
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,117,760
		6,470,173
Georgia - 0.4%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	214,150
Hawaii - 3.0%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	541,750
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,126,540
		1,668,290
Illinois - 4.3%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	215,226
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,626,840
Series 2010, 5% 1/1/15	275,000	296,324
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	280,260
		2,418,650
Indiana - 2.4%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,550
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	224,696
		1,336,246
Massachusetts - 5.3%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	677,886
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	551,580
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	574,690
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,117,180
		2,921,336
Michigan - 6.2%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	551,385
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	$ 750,000	$ 835,298
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	1,000,000	1,000,530
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,053,503
		3,440,716
Nevada - 1.7%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	197,579
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	764,624
		962,203
New Jersey - 5.8%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	664,656
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,755,501
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	551,580
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,648
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	165,056
		3,251,441
New York - 12.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	1,085,000	1,207,714
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	803,277
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	496,830
Series 2010 E, 5% 8/1/15	200,000	225,832
Series 2011 A, 3% 8/1/15	100,000	106,852
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,302,425
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	250,024
5% 5/1/15	1,000,000	1,108,070
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,074
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	$ 500,000	$ 560,495
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	630,792
		6,798,385
North Carolina - 3.4%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	656,884
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	109,964
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,118,560
		1,885,408
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	564,895
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	276,870
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,032,340
		1,874,105
Oklahoma - 1.0%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	560,835
Pennsylvania - 5.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	278,033
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	546,480
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,321,764
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	830,678
		2,976,955
Puerto Rico - 2.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,413,822
Texas - 7.5%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	566,545
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	111,354
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	647,785
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A, 5% 7/1/15	$ 125,000	$ 139,805
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	487,626
Series 2010, 5% 5/15/15	500,000	559,280
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	554,995
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,132,430
		4,199,820
Washington - 4.6%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	382,697
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,610,906
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	562,380
		2,555,983
Wisconsin - 1.0%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	529,895
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $52,797,176)	53,400,681
NET OTHER ASSETS (LIABILITIES) - 4.2%	2,344,668
NET ASSETS - 100%	$ 55,745,349
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.9%
Electric Utilities	12.7%
Health Care	12.5%
Special Tax	8.4%
Transportation	7.8%
Water & Sewer	7.8%
Education	6.4%
Others* (Individually Less Than 5%)	7.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,797,176)		$ 53,400,681
Cash		1,599,519
Receivable for fund shares sold		77,123
Interest receivable		701,368
Other receivables		650
Total assets		55,779,341

Liabilities
Payable for fund shares redeemed	$ 36
Distributions payable	6,178
Accrued management fee	13,695
Transfer agent fee payable	13,019
Distribution and service plan fees payable	1,064
Total liabilities		33,992

Net Assets		$ 55,745,349
Net Assets consist of:
Paid in capital		$ 55,141,295
Undistributed net investment income		3,458
Accumulated undistributed net realized gain (loss) on investments		(2,909)
Net unrealized appreciation (depreciation) on investments		603,505
Net Assets		$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,044,526 ÷ 492,944 shares)	$ 10.23

Maximum offering price per share (100/97.25 of $10.23)	$ 10.52
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($46,034,203 ÷ 4,498,399 shares)	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,666,620 ÷ 456,006 shares)	$ 10.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 566,379

Expenses
Management fee	$ 107,525
Transfer agent fees	35,804
Distribution and service plan fees	10,789
Independent trustees' compensation	113
Miscellaneous	8
Total expenses before reductions	154,239
Expense reductions	(1,331)	152,908
Net investment income (loss)		413,471
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,859)
Change in net unrealized appreciation (depreciation) on investment securities		559,761
Net gain (loss)		556,902
Net increase (decrease) in net assets resulting from operations		$ 970,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 413,471	$ 8,704
Net realized gain (loss)	(2,859)	(50)
Change in net unrealized appreciation (depreciation)	559,761	43,744
Net increase (decrease) in net assets resulting from operations	970,373	52,398
Distributions to shareholders from net investment income	(410,012)	(8,705)
Share transactions - net increase (decrease)	39,131,397	16,009,898
Total increase (decrease) in net assets	39,691,758	16,053,591

Net Assets
Beginning of period	16,053,591	-
End of period (including undistributed net investment income of $3,458 and distributions in excess of net investment income of $1, respectively)	$ 55,745,349	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.095	.005
Net realized and unrealized gain (loss)	.191	.039
Total from investment operations	.286	.044
Distributions from net investment income	(.096)	(.004)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C, D	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,045	$ 3,027
Portfolio turnover rate	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.120	.007
Net realized and unrealized gain (loss)	.192	.040
Total from investment operations	.312	.047
Distributions from net investment income	(.122)	(.007)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,034	$ 10,456
Portfolio turnover rate	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.121	.007
Net realized and unrealized gain (loss)	.191	.040
Total from investment operations	.312	.047
Distributions from net investment income	(.122)	(.007)
Net asset value, end of period	$ 10.23	$ 10.04
Total Return B, C	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,667	$ 2,572
Portfolio turnover rate	3%	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Institutional Class	6.61%	5.93%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.0	14.8
Florida	12.1	16.4
New Jersey	6.8	5.7
Texas	6.3	9.7
Illinois	6.2	4.6
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.6	32.7
Health Care	14.6	13.2
Electric Utilities	9.5	17.0
Special Tax	8.6	7.4
Education	6.8	10.5
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	4.9	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	4.2	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 4.1%	AAA 6.4%
AA,A 82.9%	AA,A 85.0%
BBB 7.0%	BBB 4.6%
Short-Term Investments and Net Other Assets 6.0%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 94.0%
	Principal Amount	Value
Arizona - 2.5%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,095
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	295,260
		892,355
California - 17.0%
California Gen. Oblig. 5% 3/1/17	215,000	249,869
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	708,924
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,101,100
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	569,940
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	291,778
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	595,110
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	586,600
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,519,937
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	347,121
		5,970,379
Connecticut - 4.7%
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	500,000	503,530
Series D, 5% 7/1/17	1,000,000	1,147,400
		1,650,930
Florida - 12.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	577,050
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	825,108
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	588,820
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,190,690
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	560,740
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	$ 250,000	$ 298,655
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	224,021
		4,265,084
Georgia - 3.0%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	233,020
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	292,110
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	510,123
		1,035,253
Illinois - 6.2%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	401,304
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	236,696
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,120,410
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	286,193
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,083
		2,162,686
Indiana - 1.4%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	500,000
Massachusetts - 6.1%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	959,344
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,196,790
		2,156,134
Michigan - 5.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,716,986
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	265,363
		1,982,349
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	583,505
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.8%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	$ 1,000,000	$ 1,125,490
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	356,841
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	326,784
Series 2011 B, 5% 6/15/17	500,000	587,265
		2,396,380
New York - 4.9%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	539,830
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	472,989
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,449
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	590,510
		1,721,778
North Carolina - 2.5%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	434,049
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	445,813
		879,862
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	107,264
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	148,945
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	655,328
		911,537
Pennsylvania - 5.0%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	343,509
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,416,415
		1,759,924
Puerto Rico - 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	278,760
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	$ 125,000	$ 146,414
Texas - 6.3%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	598,855
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	421,672
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	578,860
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	598,395
		2,197,782
Utah - 1.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	406,531
Washington - 1.6%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	281,013
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,683
		573,696
Wisconsin - 1.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	567,520
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $32,171,160)	33,038,859
NET OTHER ASSETS (LIABILITIES) - 6.0%	2,116,246
NET ASSETS - 100%	$ 35,155,105
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.6%
Health Care	14.6%
Electric Utilities	9.5%
Special Tax	8.6%
Education	6.8%
Water & Sewer	6.1%
Others (Individually Less Than 5%)	7.8%
Net Other Assets	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,171,160)		$ 33,038,859
Cash		1,642,237
Receivable for fund shares sold		118,280
Interest receivable		377,217
Other receivables		427
Total assets		35,177,020

Liabilities
Payable for fund shares redeemed	$ 26
Distributions payable	4,604
Accrued management fee	8,531
Transfer agent fee payable	7,883
Distribution and service plan fees payable	871
Total liabilities		21,915

Net Assets		$ 35,155,105
Net Assets consist of:
Paid in capital		$ 34,247,536
Undistributed net investment income		1,843
Accumulated undistributed net realized gain (loss) on investments		38,027
Net unrealized appreciation (depreciation) on investments		867,699
Net Assets		$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,985,543 ÷ 380,597 shares)	$ 10.47

Maximum offering price per share (100/97.25 of $10.47)	$ 10.77
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($27,328,204 ÷ 2,609,844 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,841,358 ÷ 366,846 shares)	$ 10.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 491,439

Expenses
Management fee	$ 70,336
Transfer agent fees	23,405
Distribution and service plan fees	8,577
Independent trustees' compensation	76
Miscellaneous	5
Total expenses before reductions	102,399
Expense reductions	(918)	101,481
Net investment income (loss)		389,958
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		39,482
Change in net unrealized appreciation (depreciation) on investment securities		882,867
Net gain (loss)		922,349
Net increase (decrease) in net assets resulting from operations		$ 1,312,307

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,958	$ 15,569
Net realized gain (loss)	39,482	-
Change in net unrealized appreciation (depreciation)	882,867	(15,168)
Net increase (decrease) in net assets resulting from operations	1,312,307	401
Distributions to shareholders from net investment income	(388,113)	(15,570)
Share transactions - net increase (decrease)	22,310,865	11,934,942
Redemption fees	273	-
Total increase (decrease) in net assets	23,235,332	11,919,773

Net Assets
Beginning of period	11,919,773	-
End of period (including undistributed net investment income of $1,843 and distributions in excess of net investment income of $1, respectively)	$ 35,155,105	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.150	.012
Net realized and unrealized gain (loss)	.480	(.011)
Total from investment operations	.630	.001
Distributions from net investment income	(.150)	(.011)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C, D	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,986	$ 2,618
Portfolio turnover rate	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.176	.014
Net realized and unrealized gain (loss)	.480	(.010)
Total from investment operations	.656	.004
Distributions from net investment income	(.176)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,328	$ 6,801
Portfolio turnover rate	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.176	.015
Net realized and unrealized gain (loss)	.480	(.011)
Total from investment operations	.656	.004
Distributions from net investment income	(.176)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.47	$ 9.99
Total Return B, C	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,841	$ 2,500
Portfolio turnover rate	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Institutional Class	9.75%	8.38%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.4	13.0
California	9.1	8.3
Illinois	8.6	6.6
Michigan	7.4	0.0
New York	6.6	6.3
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.6	26.8
Special Tax	24.0	28.3
Health Care	11.9	12.4
Transportation	8.3	6.0
Education	5.9	7.9
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	6.9	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	5.9	6.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 10.1%	AAA 16.9%
AA,A 82.7%	AA,A 72.7%
BBB 3.7%	BBB 4.8%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 740,679
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	739,290
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	565,990
		2,045,959
California - 9.1%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,236,445
California Gen. Oblig. 5.5% 4/1/19	500,000	609,095
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	583,275
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	394,034
		2,822,849
Florida - 13.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,166,370
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	282,468
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	604,630
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	954,088
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	562,190
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	615,370
		4,185,116
Georgia - 0.8%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	239,640
Illinois - 8.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,177,720
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	382,346
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,128,820
		2,688,886
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.0%
Purdue Univ. Rev. Series A, 5% 7/1/19	$ 250,000	$ 305,808
Iowa - 3.1%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	965,683
Maryland - 6.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	723,405
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,170,770
		1,894,175
Massachusetts - 3.9%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,231,750
Michigan - 7.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,164,050
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19 (a)	1,000,000	1,159,620
		2,323,670
Minnesota - 4.0%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	750,723
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	490,012
		1,240,735
New Jersey - 5.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	710,760
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	576,580
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	365,964
		1,653,304
New Mexico - 2.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	737,052
New York - 6.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	615,370
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	$ 1,000,000	$ 1,212,480
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	239,814
		2,067,664
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	807,688
Pennsylvania - 6.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	116,975
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	207,522
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	949,528
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	754,366
		2,028,391
Texas - 4.8%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	304,390
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	585,290
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	615,875
		1,505,555
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	128,240
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.9%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,224,360
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $28,681,649)	30,096,525
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,079,434
NET ASSETS - 100%	$ 31,175,959
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.6%
Special Tax	24.0%
Health Care	11.9%
Transportation	8.3%
Education	5.9%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $28,681,649)		$ 30,096,525
Cash		1,822,021
Receivable for fund shares sold		43,980
Interest receivable		391,659
Other receivables		294
Total assets		32,354,479

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,155,580
Payable for fund shares redeemed	2,266
Distributions payable	3,714
Accrued management fee	7,661
Transfer agent fee payable	7,422
Distribution and service plan fees payable	1,877
Total liabilities		1,178,520

Net Assets		$ 31,175,959
Net Assets consist of:
Paid in capital		$ 29,762,090
Undistributed net investment income		2,109
Accumulated undistributed net realized gain (loss) on investments		(3,116)
Net unrealized appreciation (depreciation) on investments		1,414,876
Net Assets		$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,017,288 ÷ 844,722 shares)	$ 10.67

Maximum offering price per share (100/97.25 of $10.67)	$ 10.97
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($15,945,636 ÷ 1,493,761 shares)	$ 10.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,213,035 ÷ 582,023 shares)	$ 10.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 639,623

Expenses
Management fee	$ 70,935
Transfer agent fees	23,590
Distribution and service plan fees	17,311
Independent trustees' compensation	79
Miscellaneous	5
Total expenses before reductions	111,920
Expense reductions	(776)	111,144
Net investment income (loss)		528,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,115)
Change in net unrealized appreciation (depreciation) on investment securities		1,495,376
Net gain (loss)		1,492,261
Net increase (decrease) in net assets resulting from operations		$ 2,020,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 528,479	$ 29,107
Net realized gain (loss)	(3,115)	1,215
Change in net unrealized appreciation (depreciation)	1,495,376	(80,500)
Net increase (decrease) in net assets resulting from operations	2,020,740	(50,178)
Distributions to shareholders from net investment income	(526,282)	(29,105)
Distributions to shareholders from net realized gain	(1,306)	-
Total distributions	(527,588)	(29,105)
Share transactions - net increase (decrease)	13,574,006	16,188,006
Redemption fees	78	-
Total increase (decrease) in net assets	15,067,236	16,108,723

Net Assets
Beginning of period	16,108,723	-
End of period (including undistributed net investment income of $2,109 and undistributed net investment income of $2, respectively)	$ 31,175,959	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.215	.017
Net realized and unrealized gain (loss)	.721	(.051)
Total from investment operations	.936	(.034)
Distributions from net investment income	(.215)	(.016)
Distributions from net realized gain	(.001)	-
Total distributions	(.216)	(.016)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C, D	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.64% A
Net investment income (loss)	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,017	$ 5,092
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.242	.019
Net realized and unrealized gain (loss)	.720	(.050)
Total from investment operations	.962	(.031)
Distributions from net investment income	(.242)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,946	$ 5,967
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.241	.019
Net realized and unrealized gain (loss)	.721	(.050)
Total from investment operations	.962	(.031)
Distributions from net investment income	(.242)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.67	$ 9.95
Total Return B, C	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,213	$ 5,050
Portfolio turnover rate	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2012	Past 1 year	Life of fund A
Institutional Class	11.96%	10.43%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.0	9.9
New Jersey	14.0	13.6
Texas	9.6	12.6
Florida	7.7	8.0
Minnesota	5.6	7.3
Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.5	41.9
Health Care	14.5	16.4
Special Tax	9.6	13.0
Education	7.8	10.4
Electric Utilities	7.8	8.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	8.9	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	7.3	7.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 5.8%	AAA 10.2%
AA,A 87.9%	AA,A 84.8%
BBB 1.6%	BBB 2.0%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2012

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Arizona - 4.7%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 697,105
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	360,579
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	613,180
		1,670,864
California - 14.0%
California Gen. Oblig. 5% 3/1/21	600,000	702,990
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	575,935
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	587,795
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,153,080
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	306,808
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	603,535
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	124,963
Series 2011 C, 5% 5/1/21 (b)	500,000	574,480
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	295,328
		4,924,914
Florida - 7.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	583,420
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	301,160
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	919,740
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	897,705
		2,702,025
Georgia - 2.3%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	306,103
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	503,059
		809,162
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.3%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 593,640
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	560,725
		1,154,365
Indiana - 1.8%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	240,742
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	375,669
		616,411
Massachusetts - 3.9%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	304,418
Series B, 5.25% 9/1/21	450,000	572,220
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	484,185
		1,360,823
Michigan - 4.0%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	583,740
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	255,340
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	586,420
		1,425,500
Minnesota - 5.6%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	596,800
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,362,500
		1,959,300
Nebraska - 1.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	603,995
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	296,763
New Jersey - 14.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	778,070
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 1,180,000	$ 1,448,791
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	631,492
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,161,680
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	900,105
		4,920,138
New York - 3.7%
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	682,404
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	613,855
		1,296,259
North Carolina - 4.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	239,714
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,223,500
		1,463,214
Pennsylvania - 4.5%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	418,129
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	586,110
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	597,030
		1,601,269
South Carolina - 2.5%
Horry County School District Series 2011, 5% 3/1/21	700,000	878,136
Texas - 9.6%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	539,819
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	513,552
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	303,853
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	583,420
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	238,922
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	$ 500,000	$ 563,990
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	629,105
		3,372,661
Washington - 3.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	790,398
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	156,268
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,280
		1,242,946
Wisconsin - 3.5%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,238,080
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $31,736,948)	33,536,825
NET OTHER ASSETS (LIABILITIES) - 4.7%	1,650,483
NET ASSETS - 100%	$ 35,187,308
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.5%
Health Care	14.5%
Special Tax	9.6%
Education	7.8%
Electric Utilities	7.8%
Others* (Individually Less Than 5%)	11.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,736,948)		$ 33,536,825
Cash		1,257,495
Interest receivable		426,212
Other receivables		218
Total assets		35,220,750

Liabilities
Payable for fund shares redeemed	$ 3,833
Distributions payable	10,691
Accrued management fee	8,672
Transfer agent fee payable	8,466
Distribution and service plan fees payable	1,780
Total liabilities		33,442

Net Assets		$ 35,187,308
Net Assets consist of:
Paid in capital		$ 33,342,036
Undistributed net investment income		2,800
Accumulated undistributed net realized gain (loss) on investments		42,595
Net unrealized appreciation (depreciation) on investments		1,799,877
Net Assets		$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,546,062 ÷ 788,243 shares)	$ 10.84

Maximum offering price per share (100/97.25 of $10.84)	$ 11.15
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($20,273,831 ÷ 1,869,955 shares)	$ 10.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,367,415 ÷ 587,295 shares)	$ 10.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2012

Investment Income
Interest		$ 790,724

Expenses
Management fee	$ 79,415
Transfer agent fees	26,423
Distribution and service plan fees	16,962
Independent trustees' compensation	87
Miscellaneous	6
Total expenses before reductions	122,893
Expense reductions	(764)	122,129
Net investment income (loss)		668,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		104,127
Change in net unrealized appreciation (depreciation) on investment securities		1,873,939
Net gain (loss)		1,978,066
Net increase (decrease) in net assets resulting from operations		$ 2,646,661

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2012	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 668,595	$ 28,909
Net realized gain (loss)	104,127	2,234
Change in net unrealized appreciation (depreciation)	1,873,939	(74,062)
Net increase (decrease) in net assets resulting from operations	2,646,661	(42,919)
Distributions to shareholders from net investment income	(665,786)	(28,919)
Distributions to shareholders from net realized gain	(62,049)	-
Total distributions	(727,835)	(28,919)
Share transactions - net increase (decrease)	17,171,212	16,168,306
Redemption fees	802	-
Total increase (decrease) in net assets	19,090,840	16,096,468

Net Assets
Beginning of period	16,096,468	-
End of period (including undistributed net investment income of $2,800 and distributions in excess of net investment income of $10, respectively)	$ 35,187,308	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.248	.017
Net realized and unrealized gain (loss)	.906	(.040)
Total from investment operations	1.154	(.023)
Distributions from net investment income	(.248)	(.017)
Distributions from net realized gain	(.026)	-
Total distributions	(.274)	(.017)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C, D	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.63% A
Net investment income (loss)	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,546	$ 5,168
Portfolio turnover rate	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.275	.019
Net realized and unrealized gain (loss)	.905	(.040)
Total from investment operations	1.180	(.021)
Distributions from net investment income	(.274)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.300)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 5,921
Portfolio turnover rate	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.274	.020
Net realized and unrealized gain (loss)	.906	(.041)
Total from investment operations	1.180	(.021)
Distributions from net investment income	(.274)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.300)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.84	$ 9.96
Total Return B, C	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.39% A
Net investment income (loss)	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,367	$ 5,008
Portfolio turnover rate	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 52,797,176	$ 636,369	$ (32,864)	$ 603,505
Fidelity Municipal Income 2017 Fund	32,171,160	892,393	(24,694)	867,699
Fidelity Municipal Income 2019 Fund	28,681,649	1,414,876	-	1,414,876
Fidelity Municipal Income 2021 Fund	31,736,948	1,822,533	(22,656)	1,799,877

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,458	$ -	$ (2,859)	$ 603,505
Fidelity Municipal Income 2017 Fund	1,843	38,027	-	867,699
Fidelity Municipal Income 2019 Fund	2,109	-	(3,115)	1,414,876
Fidelity Municipal Income 2021 Fund	2,800	42,595	-	1,799,877

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term
Fidelity Municipal Income 2015 Fund	$ (2,859)
Fidelity Municipal Income 2019 Fund	(3,115)

The tax character of distributions paid was as follows:

June 30, 2012
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Municipal Income 2015 Fund	$ 410,012	$ -	$ 410,012
Fidelity Municipal Income 2017 Fund	388,113	-	388,113
Fidelity Municipal Income 2019 Fund	526,282	1,306	527,588
Fidelity Municipal Income 2021 Fund	665,786	62,049	727,835
June 30, 2011
Tax-Exempt Income
Fidelity Municipal Income 2015 Fund	$ 8,705
Fidelity Municipal Income 2017 Fund	15,570
Fidelity Municipal Income 2019 Fund	29,105
Fidelity Municipal Income 2021 Fund	28,919

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	39,052,331	1,135,270
Fidelity Municipal Income 2017 Fund	22,026,700	1,072,386
Fidelity Municipal Income 2019 Fund	14,602,284	1,192,120
Fidelity Municipal Income 2021 Fund	19,472,512	3,623,260

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 10,789	$ 8,295

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 8,577	$ 7,692
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 17,311	$ 14,344
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 16,962	$ 14,756

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$ 1,678
Fidelity Municipal Income 2019 Fund
Class A	$ 139

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 4,309
Municipal Income 2015	28,100
Institutional Class	3,395
$ 35,804
Fidelity Municipal Income 2017 Fund
Class A	$ 3,422
Municipal Income 2017	16,881
Institutional Class	3,102
$ 23,405
Fidelity Municipal Income 2019 Fund
Class A	$ 6,907
Municipal Income 2019	11,126
Institutional Class	5,557
$ 23,590
Fidelity Municipal Income 2021 Fund
Class A	$ 6,769
Municipal Income 2021	13,759
Institutional Class	5,895
$ 26,423

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit - continued

the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 8
Fidelity Municipal Income 2017 Fund	5
Fidelity Municipal Income 2019 Fund	5
Fidelity Municipal Income 2021 Fund	6

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 1,331
Fidelity Municipal Income 2017 Fund	918
Fidelity Municipal Income 2019 Fund	776
Fidelity Municipal Income 2021 Fund	764

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2012	2011A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 40,376	$ 1,019
Municipal Income 2015	329,304	5,971
Institutional Class	40,332	1,715
Total	$ 410,012	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 49,518	$ 2,869
Municipal Income 2017	285,696	9,145
Institutional Class	52,899	3,556
Total	$ 388,113	$ 15,570

Annual Report

8. Distributions to Shareholders - continued

Years ended June 30,	2012	2011A
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 141,375	$ 8,276
Municipal Income 2019	256,042	11,089
Institutional Class	128,865	9,740
Total	$ 526,282	$ 29,105
From net realized gain
Class A	$ 375	$ -
Municipal Income 2019	612	-
Institutional Class	319	-
Total	$ 1,306	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 157,950	$ 8,352
Municipal Income 2021	354,597	10,807
Institutional Class	153,239	9,760
Total	$ 665,786	$ 28,919
From net realized gain
Class A	$ 15,383	$ -
Municipal Income 2021	31,859	-
Institutional Class	14,807	-
Total	$ 62,049	$ -

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	210,061	301,368	$ 2,132,789	$ 3,015,738
Reinvestment of distributions	3,764	101	38,320	1,019
Shares redeemed	(22,350)	-	(228,830)	-
Net increase (decrease)	191,475	301,469	$ 1,942,279	$ 3,016,757

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Municipal Income 2015
Shares sold	3,955,174	1,040,959	$ 40,231,306	$ 10,426,095
Reinvestment of distributions	28,918	530	294,831	5,321
Shares redeemed	(527,182)	-	(5,374,030)	-
Net increase (decrease)	3,456,910	1,041,489	$ 35,152,107	$ 10,431,416
Institutional Class
Shares sold	222,413	255,977	$ 2,267,854	$ 2,560,010
Reinvestment of distributions	3,648	171	37,140	1,715
Shares redeemed	(26,203)	-	(267,983)	-
Net increase (decrease)	199,858	256,148	$ 2,037,011	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	152,768	261,897	$ 1,573,497	$ 2,619,054
Reinvestment of distributions	4,565	287	47,213	2,869
Shares redeemed	(38,920)	-	(407,155)	-
Net increase (decrease)	118,413	262,184	$ 1,213,555	$ 2,621,923
Municipal Income 2017
Shares sold	2,007,948	680,194	$ 20,712,587	$ 6,800,696
Reinvestment of distributions	25,104	877	260,179	8,757
Shares redeemed	(104,279)	-	(1,080,868)	-
Net increase (decrease)	1,928,773	681,071	$ 19,891,898	$ 6,809,453
Institutional Class
Shares sold	116,587	250,001	$ 1,207,115	$ 2,500,010
Reinvestment of distributions	4,979	356	51,453	3,556
Shares redeemed	(5,077)	-	(53,156)	-
Net increase (decrease)	116,489	250,357	$ 1,205,412	$ 2,503,566
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	321,371	510,922	$ 3,365,754	$ 5,109,052
Reinvestment of distributions	13,112	830	137,669	8,261
Shares redeemed	(1,513)	-	(16,192)	-
Net increase (decrease)	332,970	511,752	$ 3,487,231	$ 5,117,313

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2012	2011 A	2012	2011 A
Municipal Income 2019
Shares sold	904,639	598,631	$ 9,410,432	$ 5,985,010
Reinvestment of distributions	22,597	1,098	237,489	10,933
Shares redeemed	(33,204)	-	(346,997)	-
Net increase (decrease)	894,032	599,729	$ 9,300,924	$ 5,995,943
Institutional Class
Shares sold	62,596	506,510	$ 660,871	$ 5,065,010
Reinvestment of distributions	12,174	979	127,480	9,740
Shares redeemed	(236)	-	(2,500)	-
Net increase (decrease)	74,534	507,489	$ 785,851	$ 5,074,750
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	262,065	518,171	$ 2,777,323	$ 5,181,982
Reinvestment of distributions	15,817	834	168,031	8,309
Shares redeemed	(8,644)	-	(89,539)	-
Net increase (decrease)	269,238	519,005	$ 2,855,815	$ 5,190,291
Municipal Income 2021
Shares sold	1,361,091	593,527	$ 14,348,257	$ 5,937,471
Reinvestment of distributions	28,570	1,081	304,093	10,774
Shares redeemed	(114,314)	-	(1,220,809)	-
Net increase (decrease)	1,275,347	594,608	$ 13,431,541	$ 5,948,245
Institutional Class
Shares sold	94,782	502,003	$ 998,639	$ 5,020,010
Reinvestment of distributions	15,727	980	166,772	9,760
Shares redeemed	(26,197)	-	(281,555)	-
Net increase (decrease)	84,312	502,983	$ 883,856	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

10. Other - continued

claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	18%
Fidelity Municipal Income 2017 Fund	30%
Fidelity Municipal Income 2019 Fund	53%
Fidelity Municipal Income 2021 Fund	48%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund (the Funds), each a fund of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust), as of June 30, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, as of June 30, 2012, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

August 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed-Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (37)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Municipal Income 2015 Fund Institutional Class	08/06/12	08/03/12	$0.000
Fidelity Advisor Municipal Income 2017 Fund Institutional Class	08/06/12	08/03/12	$0.012
Fidelity Advisor Municipal Income 2019 Fund Institutional Class	08/06/12	08/03/12	$0.000
Fidelity Advisor Municipal Income 2021 Fund Institutional Class	08/06/12	08/03/12	$0.014

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 6.72%, 3.92%, 4.26%, 3.67% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ADMII-UANN-0812
1.926276.101

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, June 30, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund (the "Funds"):

Services Billed by Deloitte Entities

June 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$38,000	$-	$4,800	$400
Fidelity Municipal Income 2017 Fund	$38,000	$-	$4,800	$400
Fidelity Municipal Income 2019 Fund	$36,000	$-	$4,800	$400
Fidelity Municipal Income 2021 Fund	$36,000	$-	$4,800	$400

June 30, 2011 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$23,000	$-	$4,600	$-
Fidelity Municipal Income 2017 Fund	$23,000	$-	$4,600	$-
Fidelity Municipal Income 2019 Fund	$23,000	$-	$4,600	$-
Fidelity Municipal Income 2021 Fund	$23,000	$-	$4,600	$-

A Amounts may reflect rounding.

B Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund commenced operations on May 19, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	June 30, 2012A	June 30, 2011A, B
Audit-Related Fees	$615,000	$645,000
Tax Fees	$-	$-
All Other Fees	$890,000	$730,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2012 A	June 30, 2011 A, B
Deloitte Entities	$1,625,000	$1,480,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2012